Membership Interests (Narrative) (Details) - USD ($) $ in Millions				9 Months Ended		12 Months Ended
	Oct. 26, 2023	Apr. 06, 2023	Feb. 17, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 24, 2023	Feb. 18, 2023
Subsequent Event [Line Items]
Cash distribution				$ 783		$ 1,479			$ 148
Members contribution	$ 116			$ 336	$ 318	$ 425	$ 705	$ 788
Current authorized regulatory capitalization ratio, debt		57.50%		57.50%		57.50%
Current authorized regulatory capitalization ratio, equity		42.50%		42.50%		42.50%
Regulatory capitalization ratio, debt				55.60%		53.50%
Regulatory capitalization ratio, equity				44.40%		46.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution										$ 106
Members contribution			$ 106